Income taxes Narrative(Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2015 CAD provincial_jurisdiction	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Operating Loss Carryforwards [Line Items]
Current	CAD 0	CAD (92)	CAD (2,438)
Number of provincial jurisdictions | provincial_jurisdiction	3
Number of additional provincial income taxing jurisdictions, prior to disposal | provincial_jurisdiction	2
Deferred	CAD (114)	61	(3,664)
Income tax benefit	(114)	(31)	(6,102)
Capital loss carryforward
Operating Loss Carryforwards [Line Items]
Valuation allowance, amount	CAD 1,035	CAD 962	CAD 962